Intangible Assets (Details) - USD ($)	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Intangible Assets [Abstract]
Patent costs	$ 1,218,043	$ 1,135,964	$ 939,535
Amortization	(814,454)	(688,537)	(471,698)
Patents	$ 403,589	$ 447,427	$ 467,837